Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HORIZON SPACE ACQUISITION II CORP
Commitments and Contingencies [Line Items]
Commitments and Contingencies Disclosure [Text Block]

Note 7 — Commitments & Contingencies

Registration Rights

The holders of the Founder Shares and private units, units issuable upon the conversion of certain working capital notes and any underlying securities will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of this offering requiring the Company to register such securities for resale. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of our initial business combination and rights to require us to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The Company had granted the underwriter a 45-day option from the date of the IPO to purchase up to an additional 900,000 Option Units to cover over-allotments, if any. On November 21, 2024, the underwriters exercised the over-allotment option in full. The Company has agreed to pay an underwriting discount of 1.5% of the gross proceeds of the IPO, or $900,000 (or up to $1,035,000 if the underwriters’ over-allotment is exercised in full) to the underwriters at the closing of the IPO in addition to the issuance of the Representative Shares. $900,000 was paid at the closing of the IPO on November 18, 2024. In connection with the issuance and sales of the Option Units, additional $135,000 was paid on November 21, 2024.

Representative Shares

The Company has agreed to issue to the underwriter 210,000 Representative Shares (or up to 241,500 Representative Shares if the underwriters’ over-allotment option is exercised in part or in full), upon the consummation of the IPO. These shares were registered in the registration statement on Form S-1 in connection with the IPO. In connection with the IPO, the Company issued 210,000 Representative Shares to the underwriter with a fair value of $297,045. In connection with the issuance and sales of the Option Units, the Company issued additional 31,500 Representative Shares to the underwriter with a fair value of $44,557.

The underwriter has agreed not to transfer, assign or sell any Representative Shares until the completion of the Company’s initial Business Combination. In addition, the underwriter has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the periods of time.

The Representative Shares are subject to a lock-up for a period of 180 days immediately following the commencement of sales of this offering pursuant to FINRA Rule 5110(e)(1). Pursuant to this FINRA lock-up, these securities cannot be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days from the commencement of sales of this offering except as permitted under FINRA Rule 5110(e)(2), including to any underwriter and selected dealer participating in the offering and their officers or partners, registered persons or affiliates. These securities have resale registration rights including three demand (one at the Company’s expense and two at the underwriter’s expense) and unlimited “piggy-back” rights at any time, and from time to time.

Note 6 — Commitments & Contingencies

Registration Rights

The holders of the Founder Shares and private units, units issuable upon the conversion of certain working capital loans and any underlying securities will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of this offering requiring the Company to register such securities for resale. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of our initial business combination and rights to require us to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The Company had granted the underwriter a 45-day option from the date of the IPO to purchase up to an additional 900,000 Option Units to cover over-allotments, if any. On November 21, 2024, the underwriters exercised the over-allotment option in full. The Company has agreed to pay an underwriting discount of 1.5% of the gross proceeds of the IPO, or $900,000 (or up to $1,035,000 if the underwriters’ over-allotment is exercised in full) to the underwriters at the closing of the IPO in addition to the issuance of the Representative Shares. $900,000 was paid at the closing of the IPO on November 18, 2024. In connection with the issuance and sales of the Option Units, additional $135,000 was paid on November 21, 2024.

Representative Shares

The Company has agreed to issue to the underwriter 210,000 Representative Shares (or up to 241,500 Representative Shares if the underwriters’ over-allotment option is exercised in part or in full), upon the consummation of the IPO. These shares were registered in the registration statement on Form S-1 in connection with the IPO. In connection with the IPO, the Company issued 210,000 Representative Shares to the underwriter with a fair value of $297,045. In connection with the issuance and sales of the Option Units, the Company issued additional 31,500 Representative Shares to the underwriter with a fair value of $44,557.

The underwriter has agreed not to transfer, assign or sell any Representative Shares until the completion of the Company’s initial Business Combination. In addition, the underwriter has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the periods of time.

The Representative Shares are subject to a lock-up for a period of 180 days immediately following the commencement of sales of this offering pursuant to FINRA Rule 5110(e)(1). Pursuant to this FINRA lock-up, these securities cannot be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days from the commencement of sales of this offering except as permitted under FINRA Rule 5110(e)(2), including to any underwriter and selected dealer participating in the offering and their officers or partners, registered persons or affiliates. These securities have resale registration rights including three demand (one at the Company’s expense and two at the underwriter’s expense) and unlimited “piggy-back” rights at any time, and from time to time.